Guarantees in insurance contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Liabilities for Financial Guarantees for Minimum Benefits, Net of Present Value of Expected Future Premiums

The following table provides information on the liabilities for financial guarantees for minimum benefits, net of present value of the expected future premiums that are received to cover these guarantees:

	2017				2016
	United States 1)	The Nether- lands 2)	United Kingdom	Total 3)	United States 1)	The Nether- lands 2)	United Kingdom	Total 3)
At January 1	405	1,555	68	2,028	510	1,432	56	1,998
Incurred guarantee benefits 4)	(114)	(8)	(37)	(158)	(113)	123	-	10
Paid guarantee benefits	(1)	-	-	(1)	(1)	-	12	11
Transfers to disposal groups	-	-	(30)	(30)	-	-	-	-
Net exchange differences	(42)	-	(2)	(44)	10	-	-	10
At December 31	247	1,547	-	1,794	405	1,555	68	2,028

Account value 5)	33,371	8,805	-	42,175	35,374	8,957	1,350	45,681
Net amount at risk 6)	94	1,737	-	1,831	222	1,972	68	2,262
[1]	Guaranteed minimum accumulation and withdrawal benefits.
[2]	Fund plan and unit-linked guarantees.
[3]	Balances are included in the derivatives liabilities on the face of the statement of financial position; refer to note 25 Derivatives.
[4]	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
[5]	Account value reflects the actual fund value for the policyholders.
[6]	The net amount at risk represents the sum of the positive differences between the discounted maximum amount payable under the guarantees and the account value.

Summary of Liabilities for Guarantees for Minimum Benefits

The following table provides information on the liabilities for guarantees for minimum benefits that are included in the valuation of the host contracts:

	2017			2016
	GMDB 1)	GMIB 2)	Total 4)	GMDB 1)	GMIB 2)	Total 4)
At January 1	531	849	1,381	544	816	1,359
Incurred guarantee benefits 5)	(49)	(121)	(171)	48	83	130
Paid guarantee benefits	(60)	(26)	(86)	(75)	(74)	(148)
Net exchange differences	(58)	(94)	(153)	15	25	40
At December 31	364	608	972	531	849	1,381

	GMDB 1),3)	GMIB 2),3)		GMDB 1),3)	GMIB 2),3)
Account value 6)	52,070	5,270		54,821	5,628
Net amount at risk 7)	1,309	474		2,615	684
Average attained age of contract holders	69	70		69	69
[1]	Guaranteed minimum death benefit in the United States.
[2]	Guaranteed minimum income benefit in the United States.
[3]	Note that the variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
[4]	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 36 Insurance contracts.
[5]	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and value changes as a consequence of interest movements during the reporting year.
[6]	Account value reflects the actual fund value for the policyholders.
[7]	The net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contract holder determined in accordance with the terms of the contract in excess of the current account balance.

Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums

The following table provides information on the liabilities for guarantees that are included in the valuation of the host contracts, net of the present value of the expected future premiums that are received to cover these guarantees:

	2017	2016
	GMI 1), 2)	GMI 1), 2)
At January 1	5,542	4,741
Incurred guarantee benefits 3)	(823)	801
At December 31	4,719	5,542

Account value 4)	18,754	19,467
Net amount at risk 5)	4,440	5,017
[1]	Guaranteed minimum investment return in the Netherlands.
[2]	Balances are included in the insurance liabilities on the face of the statement of financial position; refer to note 36 Insurance contracts.
[3]	Incurred guarantee benefits mainly comprise the effect of guarantees from new contracts, releases related to expired out-of-the-money guarantees and fair value movements during the reporting year.
[4]	Account value reflects the liability value of the insurance contracts as a whole.
[5]	The net amount at risk represents the sum of the differences between the guaranteed and actual amount that is credited to the policyholders. For Individual policies only positive differences are included, for Group pensions contracts carry forwards of negative differences are recognized.